Royalty Purchase and Sale Agreement - Summarizes the Activity of the HCR Agreement (Detail) - Cara Therapeutics, Inc. - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Royalty Purchase And Sale Agreement [Line Items]
Royalty purchase and sale agreement balance at December 31, 2024	$ 44,448	$ 37,079	$ 37,079
Non-cash interest expense	2,867	1,982	8,473	$ 604
Receivable for additional HCR financing earned			2,500
Balance at March 31, 2025	45,821		44,448	37,079
HCR Agreement [Member]
Royalty Purchase And Sale Agreement [Line Items]
Royalty purchase and sale agreement balance at December 31, 2024	44,448	37,079	37,079
Payments	(1,494)	$ (685)	(3,604)	0
Non-cash interest expense	2,867		8,473
Receivable for additional HCR financing earned			2,500
Balance at March 31, 2025	$ 45,821		$ 44,448	$ 37,079
Effective interest rate	27.85%		27.82%